Average Annual Total Returns - Delaware Mid Cap Value Fund	Russell Midcap Value Index 1 year	Russell Midcap Value Index 5 years	Russell Midcap Value Index 10 years	Class A 1 year	Class A 5 years	Class A 10 years	Class A After Taxes on Distributions 1 year	Class A After Taxes on Distributions 5 years	Class A After Taxes on Distributions 10 years	Class A After Taxes on Distributions and Sales 1 year	Class A After Taxes on Distributions and Sales 5 years	Class A After Taxes on Distributions and Sales 10 years	Class C 1 year	Class C 5 years	Class C 10 years	Class R 1 year	Class R 5 years	Class R 10 years	Institutional Class 1 year	Institutional Class 5 years	Institutional Class 10 years
Total	(12.03%)	5.72%	10.11%	(14.69%)	3.94%	8.71%	(15.68%)	3.38%	6.11%	(8.00%)	2.99%	6.16%	(10.90%)	4.42%	8.53%	(9.71%)	4.88%	9.05%	(9.25%)	5.42%	9.61%